Loans to Customers at Amortized Cost - Allowance for loan losses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowances for loan losses
Balance as of beginning of period	$ 585,378	$ 569,638
Charge-offs	(313,200)	(292,923)
Sales or transfer of credits		(958)
Allowances (released) established, net	377,055	309,621
Balance as of end of period	649,233	585,378
Commercial
Allowances for loan losses
Balance as of beginning of period	228,864	221,410
Charge-offs	(55,698)	(52,419)
Sales or transfer of credits		(958)
Allowances (released) established, net	81,635	60,831
Balance as of end of period	254,801	228,864
Mortgage loans
Allowances for loan losses
Balance as of beginning of period	34,330	33,777
Charge-offs	(7,790)	(6,993)
Sales or transfer of credits
Allowances (released) established, net	17,168	7,546
Balance as of end of period	43,708	34,330
Consumer
Allowances for loan losses
Balance as of beginning of period	322,184	314,451
Charge-offs	(249,712)	(233,511)
Sales or transfer of credits
Allowances (released) established, net	278,252	241,244
Balance as of end of period	$ 350,724	$ 322,184